Long-term Borrowings - Additional Information (Detail) - EUR (€) € in Thousands			1 Months Ended		12 Months Ended
	Apr. 09, 2024	Mar. 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2023	Jan. 31, 2022	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount		€ 2,500	€ 2,500	€ 3,000
Long-term debt maturity			March 31, 2027	December 31, 2028
Long-term debt interest rate basis				Euribor 3M
Long-term debt interest rate spread	2.50%	2.50%	2.50%	2.95%
Long-term debt		€ 2,500	€ 2,500		€ 18,720	€ 17,353
Long-term debt interest rate		2.50%	2.50%		6.308%
Interest expense related to long-term borrowings					€ 768	€ 599	€ 423
Debt guaranteeing loan percentage				90.00%
Interest-bearing loan effective date		Mar. 31, 2024
Interest bearing loan maturity date	Mar. 31, 2027	Mar. 31, 2027
Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate					3.00%	3.00%
Long-term borrowings [member] | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate					3.60%
Long-term borrowings [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate					7.80%
Italian Financial Institution [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt					€ 1,170
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash receipt turnover percentage						60.00%
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage						4.50%
Debt Service Cover Ratio						1.35%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt to EBITDA						3.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount													€ 10,000
Long-term debt maturity						August 2023
Long-term debt interest rate basis						6-month Euribor (360)
Long-term debt interest rate spread						2.50%
Mortgage loan						€ 16,628
Six months euribor (360) plus 2.75% percentage spread long term debt with repayment until july 2025 [Member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity						July 2025
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount					€ 7,000
Long-term debt maturity					January 2026	January 2026
Long-term debt					€ 1,240	€ 2,358
Long-term debt interest rate					2.30%	2.30%
2.3% fixed long-term debt with final payment due January 2026 [member] | Matera [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Mortgage loan					€ 14,000
0.42% Fixed long-term debt with final payment due December 2034 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount												€ 4,181
Long-term debt maturity								December 2034
Mortgage loan					€ 13,936
Long-term debt						€ 7,734
Long-term debt interest rate								0.21%
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 italian subsidiaries [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount												€ 435
Long-term debt maturity					January 2035
Long-term debt interest rate basis					Six-month Euribor (360)
Long-term debt interest rate spread					0.95%
Mortgage loan					€ 3,000
Long-term debt					1,035
Long term debt disbursement amount					€ 581
Long-term debt interest rate					80.00%
1.5% percentage fixed long-term debt with final payment due September 2027 | Swiss Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount											€ 378
Long-term debt					€ 217
Long-term debt interest rate									1.50%
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025 [member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount					€ 5,000
Long-term debt maturity					March 2025
Long-term debt					€ 1,313
Three-month Euribor (360) plus 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity					December 2027	December 2027
Long-term debt interest rate basis					Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread					2.00%	2.00%
Long-term debt					€ 2,400	€ 3,200				€ 4,000
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028 | Events After Reporting Period
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt					2,526
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt					€ 2,255